T. ROWE PRICE Limited-Term Bond Portfolio
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/
Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 19.3%
Car Loan  5.3%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 27 27
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 79
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 174 177
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 174 177
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 209 211
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  6 6
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  40 40
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 114
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 229
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 412
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 212 213
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 283 282
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.44%, 12/26/31 (1) 156 157
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 270
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 181
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 103
Par/
Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 140
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 142
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 103
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 66
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 294
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 181
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 19 19
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 203
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 141
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  414 416
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 100
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 137
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 142
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 414
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 116
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 137
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 142

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 111
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 266
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 226 229
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 265 266
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 320 319
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 176
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 152 154
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 190 193
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 241 244
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 241 243
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 250 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  177 174
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 362
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 330
Par/
Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 269
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 86 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 80 80
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 25
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 111 112
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 152
10,387
Home Equity  0.1%
BRAVO Residential Funding Trust
Series 2021-HE2, Class B1, FRN
SOFR30A + 2.40%, 6.74%, 11/25/69 (1) 135 134
134
Other Asset-Backed Securities  13.5%
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 5.203%, 7/20/31 (1) 250 250
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.453%, 7/20/31 (1) 250 250
AMSR Trust
Series 2020-SFR3, Class B
1.806%, 9/17/37 (1) 100 99
AMSR Trust
Series 2020-SFR3, Class C
2.056%, 9/17/37 (1) 230 227
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 100 102
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 376 369
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 511 486
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 234 236
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 122
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/30 (1) 375 375
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.519%, 5/17/31 (1) 250 250

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.869%, 5/17/31 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 227 227
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.523%, 11/15/30 (1) 288 288
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.309%, 4/18/35 (1) 410 409
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 88 86
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 4/15/30 (1)(2) 250 250
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 4/15/30 (1)(2) 325 325
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.293%, 10/21/31 (1) 385 383
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.593%, 10/21/31 (1) 250 249
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 95 95
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 346
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 102
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 188
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 70 70
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Par/
Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 183 182
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 102 100
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 5.664%, 7/17/34 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 114 111
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 31 29
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 74 76
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 493
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 309
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.38%, 7/23/32 (1) 191 190
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.69%, 7/23/32 (1) 250 250
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.94%, 7/23/32 (1) 300 301
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.343%, 10/20/32 (1) 306 306
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/20/32 (1) 560 557
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/18/33 (1) 580 580
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 240 254
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 65 67
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 115 114
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 126 124
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 523 498
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 140 126

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 38 37
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 198 203
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 51 53
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 275 276
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 204
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 343
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 107
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 207 199
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.44%, 11/21/30 (1) 302 302
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.532%, 7/27/31 (1) 180 181
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.112%, 7/27/31 (1) 250 250
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.343%, 10/20/29 (1) 250 250
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.592%, 10/15/32 (1) 485 485
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.579%, 7/16/31 (1) 104 104
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 517 517
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.33%, 7/23/32 (1) 347 346
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.523%, 4/20/33 (1) 170 170
Par/
Shares $ Value
(Amounts in 000s)
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 97
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 51 49
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 67 65
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 22 21
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 165 166
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 80 83
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 65 67
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 5.545%, 1/20/32 (1) 361 361
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.368%, 7/17/36 (1) 670 669
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.443%, 10/20/30 (1) 232 232
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.45%, 2/14/31 (1) 420 420
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.11%, 2/14/31 (1) 250 250
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.65%, 2/14/31 (1) 250 250
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 3 3
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 180
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 100 100
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 101
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.487%, 7/30/31 (1) 146 146

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.443%, 1/20/31 (1) 250 249
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 77 78
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 168
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 229
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 566 566
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.95%, 7/25/31 (1) 530 530
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 155 156
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 290 297
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 11 11
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 32 31
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 67 65
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.216%, 1/15/34 (1) 598 593
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.635%, 4/20/33 (1) 212 212
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.493%, 10/20/30 (1) 227 227
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 112 112
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.362%, 4/15/31 (1) 115 115
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/31 (1) 265 264
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.302%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.543%, 7/20/31 (1) 326 326
Par/
Shares $ Value
(Amounts in 000s)
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date:
12/10/24, Cost $341 (3)(4) 341 341
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 139
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 252
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 321 321
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.63%, 1/25/34 (1) 580 579
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.37%, 1/25/35 (1) 480 479
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 142 145
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 92 94
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/31 (1) 250 250
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 5.373%, 10/20/31 (1) 177 177
26,670
Student Loan  0.3%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 57 55
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 37 36
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 27 25
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 75 70
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 35 32
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 4.804%, 3/22/32  152 148
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.175%, 3/26/68 (1) 89 89
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 175 162

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 65 61
678
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 266 270
270
Total Asset-Backed Securities
(Cost $37,926) 38,139
CORPORATE BONDS
 42.6%
FINANCIAL INSTITUTIONS
 11.7%
Banking  6.8%
American Express, VR, 5.043%,
7/26/28 (5) 180 182
American Express, VR, 5.098%,
2/16/28 (5) 105 106
American Express, VR, 5.532%,
4/25/30 (5) 205 211
Banco Santander, VR, 5.552%, 3/14/28 (5) 200 203
Bank of America, VR, 1.734%, 7/22/27 (5) 190 183
Bank of America, VR, 3.384%, 4/2/26 (5) 265 265
Bank of America, VR, 5.08%, 1/20/27 (5) 200 201
Bank of Montreal, 3.70%, 6/7/25  350 349
Bank of New York Mellon, VR, 4.414%,
7/24/26 (5) 225 225
Bank of New York Mellon, VR, 5.148%,
5/22/26 (5) 250 250
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 201
Barclays, VR, 5.086%, 2/25/29 (5) 255 257
Barclays, VR, 5.304%, 8/9/26 (5) 200 200
Barclays, VR, 7.325%, 11/2/26 (5) 205 208
CaixaBank, VR, 6.684%, 9/13/27 (1)(5) 290 298
Capital One Financial, VR, 4.985%,
7/24/26 (5) 205 205
Capital One Financial, VR, 6.312%,
6/8/29 (5) 120 125
Capital One Financial, VR, 7.149%,
10/29/27 (5) 115 119
Citigroup, 4.40%, 6/10/25  230 230
Citigroup, VR, 3.106%, 4/8/26 (5) 240 240
Citigroup, VR, 5.174%, 2/13/30 (5) 185 187
Credicorp, 2.75%, 6/17/25 (1) 200 199
Credit Agricole, VR, 5.23%, 1/9/29 (1)(5) 285 288
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 200 197
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 200 203
Danske Bank, VR, 6.259%, 9/22/26 (1)(5) 200 202
Goldman Sachs Group, 3.50%, 4/1/25  250 250
Goldman Sachs Group, VR, 4.482%,
8/23/28 (5) 190 190
Goldman Sachs Group, VR, 5.798%,
8/10/26 (5) 390 391
Par/
Shares $ Value
(Amounts in 000s)
HSBC Holdings, VR, 1.645%, 4/18/26 (5) 300 299
HSBC Holdings, VR, 2.099%, 6/4/26 (5) 375 373
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 245 246
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 290 292
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 260 264
ING Groep, VR, 4.858%, 3/25/29 (5) 290 291
JPMorgan Chase, FRN, SOFR + 0.885%,
5.243%, 4/22/27  75 75
JPMorgan Chase, VR, 2.083%, 4/22/26 (5) 460 459
JPMorgan Chase, VR, 4.08%, 4/26/26 (5) 440 439
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 200 202
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 180 182
Lloyds Banking Group, VR, 5.462%,
1/5/28 (5) 220 223
Morgan Stanley, VR, 6.138%, 10/16/26 (5) 250 252
PNC Financial Services Group, VR,
4.758%, 1/26/27 (5) 265 265
PNC Financial Services Group, VR,
5.812%, 6/12/26 (5) 100 100
Santander Holdings USA, VR, 2.49%,
1/6/28 (5) 190 182
Santander Holdings USA, VR, 6.124%,
5/31/27 (5) 40 40
Societe Generale, VR, 5.519%, 1/19/28 (1)
(5) 270 272
Standard Chartered, 4.30%, 2/19/27 (1) 200 198
Standard Chartered, VR, 5.688%,
5/14/28 (1)(5) 200 204
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 280 280
U.S. Bancorp, VR, 5.727%, 10/21/26 (5) 145 146
UBS Group, VR, 1.494%, 8/10/27 (1)(5) 200 191
UBS Group, VR, 4.488%, 5/12/26 (1)(5) 200 200
UBS Group, VR, 6.327%, 12/22/27 (1)(5) 200 205
Wells Fargo, VR, 2.188%, 4/30/26 (5) 205 205
Wells Fargo, VR, 3.908%, 4/25/26 (5) 280 280
Wells Fargo, VR, 4.54%, 8/15/26 (5) 275 275
Wells Fargo, Series W, VR, 4.90%,
1/24/28 (5) 365 367
13,372
Brokerage Asset Managers
Exchanges  0.6%
Charles Schwab, 2.45%, 3/3/27  413 399
Charles Schwab, 3.20%, 3/2/27  135 132
Intercontinental Exchange, 3.625%, 9/1/28  152 148
LPL Holdings, 5.70%, 5/20/27  343 348
LPL Holdings, 6.75%, 11/17/28  90 95
Nasdaq, 5.65%, 6/28/25  36 36
1,158
Finance Companies  0.9%
AerCap Ireland Capital, 6.10%, 1/15/27  155 158
AerCap Ireland Capital, 6.45%, 4/15/27  422 435
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 195
Avolon Holdings Funding, 5.75%,
3/1/29 (1) 190 193
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 93

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
GATX, 3.25%, 9/15/26  417 409
GATX, 3.85%, 3/30/27  80 79
GATX, 5.40%, 3/15/27  135 137
1,699
Insurance  3.3%
Athene Global Funding, 4.86%, 8/27/26 (1) 220 221
Athene Global Funding, 5.349%, 7/9/27 (1) 220 223
Athene Global Funding, 5.684%,
2/23/26 (1) 325 328
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 67
Centene, 4.625%, 12/15/29  825 787
CNO Global Funding, 1.75%, 10/7/26 (1) 505 483
Corebridge Financial, 3.50%, 4/4/25  205 205
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 105
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 91
Elevance Health, 5.35%, 10/15/25  85 85
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (1) 95 92
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 35
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 143
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 510 515
GA Global Funding Trust, 5.40%,
1/13/30 (1) 265 270
Health Care Service A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 323
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 147
Highmark, 1.45%, 5/10/26 (1) 115 111
Humana, 1.35%, 2/3/27  90 85
Humana, 4.50%, 4/1/25  145 145
Humana, 5.75%, 3/1/28  85 87
Jackson National Life Global Funding,
4.90%, 1/13/27 (1) 215 216
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 188
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 303
Marsh & McLennan, 4.55%, 11/8/27  365 367
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 335
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 215
Reinsurance Group of America, 3.95%,
9/15/26  214 212
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1)(6) 135 137
6,521
Real Estate Investment Trusts  0.1%
Essex Portfolio, 3.375%, 4/15/26  199 197
Realty Income, 5.05%, 1/13/26  65 65
262
Total Financial Institutions 23,012
Par/
Shares $ Value
(Amounts in 000s)
INDUSTRIAL
 28.1%
Basic Industry  1.3%
BHP Billiton Finance USA, 5.00%, 2/21/30  405 410
Celanese U.S. Holdings, 1.40%, 8/5/26  225 214
Celanese U.S. Holdings, 6.415%, 7/15/27  138 140
FMC, 3.20%, 10/1/26  135 132
FMC, 3.45%, 10/1/29  219 202
LYB International Finance III, 1.25%,
10/1/25  177 174
Nucor, 3.95%, 5/23/25  125 125
Nutrien, 4.90%, 3/27/28  110 111
POSCO, 4.375%, 8/4/25  450 449
Rio Tinto Finance USA, 4.875%, 3/14/30  195 197
Sherwin-Williams, 4.25%, 8/8/25  110 110
Sherwin-Williams, 4.55%, 3/1/28  225 224
2,488
Capital Goods  1.8%
Amcor Flexibles North America, 4.00%,
5/17/25  210 210
Amphenol, 4.75%, 3/30/26  363 364
Amphenol, 5.05%, 4/5/27  100 101
BAE Systems, 5.00%, 3/26/27 (1)(6) 220 222
Boeing, 2.196%, 2/4/26  195 191
Boeing, 3.20%, 3/1/29  210 197
Boeing, 6.259%, 5/1/27  417 429
Fortive, 3.15%, 6/15/26  264 259
Huntington Ingalls Industries, 5.353%,
1/15/30  80 81
Mohawk Industries, 5.85%, 9/18/28  120 124
Northrop Grumman, 3.25%, 1/15/28  60 58
Owens Corning, 3.40%, 8/15/26  133 131
Owens Corning, 5.50%, 6/15/27  170 174
Regal Rexnord, 6.05%, 2/15/26  576 581
Regal Rexnord, 6.05%, 4/15/28  55 56
Republic Services, 4.75%, 7/15/30  95 95
Waste Management, 3.875%, 1/15/29 (1) 410 400
3,673
Communications  3.8%
American Tower, 1.60%, 4/15/26  473 459
American Tower, 3.55%, 7/15/27  178 174
AT&T, 4.10%, 2/15/28  95 94
Charter Communications Operating,
4.908%, 7/23/25  221 221
Charter Communications Operating,
6.15%, 11/10/26  120 122
Cox Communications, 3.35%, 9/15/26 (1) 90 88
Cox Communications, 3.50%, 8/15/27 (1) 100 97
Crown Castle, 1.05%, 7/15/26  255 243
Crown Castle, 2.90%, 3/15/27  265 256
Crown Castle, 4.30%, 2/15/29  40 39
Crown Castle, 4.45%, 2/15/26  320 319
Crown Castle, 4.80%, 9/1/28  195 195
Crown Castle, 5.00%, 1/11/28  140 140
Crown Castle, 5.60%, 6/1/29  145 148
Crown Castle Towers, 4.241%, 7/15/28 (1) 80 78

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
GTP Acquisition Partners I, 3.482%,
6/16/25 (1) 465 463
KT, 4.00%, 8/8/25 (1) 450 449
KT, 4.125%, 2/2/28 (1) 200 198
Netflix, 4.875%, 4/15/28  117 119
NTT Finance, 4.239%, 7/25/25 (1)(6) 200 200
Omnicom Group, 3.60%, 4/15/26  85 84
Rogers Communications, 3.20%, 3/15/27  410 400
Rogers Communications, 5.00%, 2/15/29  500 504
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 171
SBA Tower Trust, 1.884%, 1/15/26 (1) 150 146
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 102
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 560
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 298
T-Mobile USA, 2.25%, 2/15/26  195 191
T-Mobile USA, 3.50%, 4/15/25  265 265
Take-Two Interactive Software, 3.55%,
4/14/25  150 150
Take-Two Interactive Software, 5.00%,
3/28/26  340 341
Verizon Communications, 2.10%, 3/22/28  216 202
7,516
Consumer Cyclical  6.6%
Advance Auto Parts, 5.90%, 3/9/26  225 224
American Honda Finance, 5.65%, 11/15/28  335 346
Aptiv Swiss Holdings, 4.65%, 9/13/29  200 197
AutoZone, 3.625%, 4/15/25  120 120
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 490
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 177
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 150
Darden Restaurants, 4.35%, 10/15/27  290 288
Dollar General, 3.875%, 4/15/27  97 96
Dollar General, 4.125%, 5/1/28  323 317
Dollar General, 4.625%, 11/1/27  155 155
Dollar General, 5.20%, 7/5/28  166 168
Ford Motor Credit, 5.125%, 6/16/25  290 290
Ford Motor Credit, 5.125%, 11/5/26  200 198
Ford Motor Credit, 5.80%, 3/5/27  235 236
Ford Motor Credit, 5.918%, 3/20/28  200 201
General Motors Financial, 5.05%, 4/4/28  385 385
General Motors Financial, 5.35%, 7/15/27  295 297
General Motors Financial, 5.40%, 4/6/26  135 135
General Motors Financial, 5.40%, 5/8/27  115 116
Hyundai Capital America, 4.85%,
3/25/27 (1) 240 240
Hyundai Capital America, 5.00%, 1/7/28 (1) 230 230
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 101
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 121
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 163
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 121
Par/
Shares $ Value
(Amounts in 000s)
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 200
LG Energy Solution, 5.375%, 7/2/27  390 393
Lowe's, 3.35%, 4/1/27  80 78
Lowe's, 4.40%, 9/8/25  305 305
Lowe's, 4.80%, 4/1/26  175 175
Marriott International, 5.45%, 9/15/26  90 91
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Marriott International, Series R, 3.125%,
6/15/26  365 359
McDonald's, 3.80%, 4/1/28  447 440
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 190
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 567
O'Reilly Automotive, 5.75%, 11/20/26  573 584
Ross Stores, 0.875%, 4/15/26  375 361
Ross Stores, 4.60%, 4/15/25  810 810
Sands China, 3.80%, 1/8/26  300 297
Starbucks, 2.00%, 3/12/27  85 81
Starbucks, 4.00%, 11/15/28  80 79
Stellantis Finance U.S., 5.35%, 3/17/28 (1)
(6) 200 200
Uber Technologies, 4.50%, 8/15/29 (1) 463 455
VF, 2.80%, 4/23/27  225 213
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 200
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 339
Volkswagen Group of America Finance,
5.05%, 3/27/28 (1) 200 200
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 243
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 281
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 204
13,113
Consumer Non-Cyclical  5.4%
Altria Group, 2.625%, 9/16/26  215 209
BAT International Finance, 1.668%,
3/25/26  225 219
BAT International Finance, 4.448%,
3/16/28  460 457
Becton Dickinson & Company, 4.693%,
2/13/28  375 376
Becton Dickinson & Company, 6.70%,
12/1/26  183 190
Cencora, 3.45%, 12/15/27  61 59
Cencora, 4.625%, 12/15/27  165 165
Cencora, 4.85%, 12/15/29  90 90
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 190
CSL Finance, 3.85%, 4/27/27 (1) 90 89
CVS Health, 1.30%, 8/21/27  545 502
CVS Health, 2.875%, 6/1/26  177 173

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
CVS Health, 3.00%, 8/15/26  105 103
CVS Health, 4.30%, 3/25/28  170 167
CVS Health, 5.00%, 2/20/26  623 624
HCA, 3.125%, 3/15/27  260 252
HCA, 5.625%, 9/1/28  525 535
HCA, 5.875%, 2/15/26  185 185
Heineken, 3.50%, 1/29/28 (1) 1,000 974
Hershey, 4.55%, 2/24/28  115 116
Icon Investments Six, 5.809%, 5/8/27  400 408
IQVIA, 6.25%, 2/1/29  125 130
Kroger, 2.65%, 10/15/26  209 203
Kroger, 3.70%, 8/1/27  54 53
Mars, 4.55%, 4/20/28 (1) 405 406
Mars, 4.60%, 3/1/28 (1) 280 281
Mars, 4.80%, 3/1/30 (1) 255 256
Mattel, 3.375%, 4/1/26 (1) 329 324
Mattel, 5.875%, 12/15/27 (1) 230 230
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 49
Solventum, 5.45%, 2/25/27  505 513
Stryker, 4.25%, 9/11/29  190 187
Stryker, 4.70%, 2/10/28  420 423
Utah Acquisition Sub, 3.95%, 6/15/26  263 259
Viatris, 2.30%, 6/22/27  203 191
Viterra Finance, 2.00%, 4/21/26 (1) 200 194
Viterra Finance, 4.90%, 4/21/27 (1) 280 280
Zoetis, 3.00%, 9/12/27  298 287
Zoetis, 5.40%, 11/14/25  260 261
10,610
Energy  4.0%
BP Capital Markets, 3.723%, 11/28/28  230 224
BP Capital Markets America, 4.234%,
11/6/28  155 154
Canadian Natural Resources, 2.05%,
7/15/25  485 482
Canadian Natural Resources, 3.85%,
6/1/27  225 221
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  276 278
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 41
DCP Midstream Operating, 5.375%,
7/15/25  359 359
Diamondback Energy, 5.20%, 4/18/27  130 132
Enbridge, 5.90%, 11/15/26  110 112
Enbridge, 6.00%, 11/15/28  90 94
Energy Transfer, 2.90%, 5/15/25  65 65
Energy Transfer, 5.25%, 7/1/29  160 162
Energy Transfer, 6.05%, 12/1/26  475 485
EQT, 3.125%, 5/15/26 (1) 420 412
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 104
HF Sinclair, 5.75%, 1/15/31  285 288
Occidental Petroleum, 5.00%, 8/1/27  160 161
Occidental Petroleum, 5.20%, 8/1/29  115 115
Occidental Petroleum, 5.875%, 9/1/25  248 248
ONEOK, 4.25%, 9/24/27  400 396
Par/
Shares $ Value
(Amounts in 000s)
ONEOK, 4.85%, 7/15/26  465 465
ONEOK, 5.55%, 11/1/26  245 248
Ovintiv, 5.65%, 5/15/25  215 215
Sabine Pass Liquefaction, 5.875%, 6/30/26  482 486
Schlumberger Holdings, 3.90%, 5/17/28 (1) 371 365
Schlumberger Investment, 4.50%, 5/15/28  201 201
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27 (1) 275 275
Tengizchevroil Finance International,
4.00%, 8/15/26  220 215
Valero Energy, 5.15%, 2/15/30  90 91
Williams, 4.80%, 11/15/29  165 165
Williams, 5.40%, 3/2/26  505 509
Woodside Finance, 3.70%, 9/15/26 (1) 119 117
7,885
Technology  4.0%
Advanced Micro Devices, 4.319%, 3/24/28  470 472
Analog Devices, 1.70%, 10/1/28  115 105
Atlassian, 5.25%, 5/15/29  105 107
Cadence Design Systems, 4.20%, 9/10/27  24 24
CDW, 5.10%, 3/1/30  80 80
Dell International, 4.75%, 4/1/28  270 271
Fiserv, 5.15%, 3/15/27  235 237
Fortinet, 1.00%, 3/15/26  330 319
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 203
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 207
Intel, 3.15%, 5/11/27  95 92
Intel, 3.75%, 8/5/27  165 162
Intel, 4.00%, 8/5/29  180 173
Intel, 4.875%, 2/10/28  56 56
International Business Machines, 4.65%,
2/10/28  682 686
Marvell Technology, 1.65%, 4/15/26  130 126
Micron Technology, 4.185%, 2/15/27  50 50
Micron Technology, 5.375%, 4/15/28  535 544
NXP, 2.70%, 5/1/25  300 299
NXP, 3.15%, 5/1/27  55 53
NXP, 3.875%, 6/18/26  190 188
NXP, 4.30%, 6/18/29  238 233
NXP, 4.40%, 6/1/27  35 35
Oracle, 1.65%, 3/25/26  505 491
Oracle, 5.80%, 11/10/25  140 141
S&P Global, 2.45%, 3/1/27  510 494
Synopsys, 4.65%, 4/1/28  510 513
Synopsys, 4.85%, 4/1/30  325 327
Western Digital, 4.75%, 2/15/26  475 470
Western Union, 1.35%, 3/15/26  676 654
Workday, 3.50%, 4/1/27  120 118
7,930
Transportation  1.2%
American Airlines PTT, Series 2017-2,
Class B, 3.70%, 10/15/25  190 188
Canadian Pacific Railway, 1.75%, 12/2/26  135 129
Element Fleet Management, 5.037%,
3/25/30 (1) 185 186

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
Element Fleet Management, 5.643%,
3/13/27 (1) 175 178
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 346
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 142
FedEx, 3.25%, 4/1/26  459 453
Penske Truck Leasing, 1.70%, 6/15/26 (1) 50 48
Penske Truck Leasing, 5.35%, 1/12/27 (1) 135 137
Penske Truck Leasing, 5.75%, 5/24/26 (1) 530 536
Sydney Airport Finance, 3.625%,
4/28/26 (1) 61 60
2,403
Total Industrial 55,618
UTILITY
 2.8%
Electric  2.5%
AES, 1.375%, 1/15/26  403 392
American Electric Power, 5.20%, 1/15/29  325 331
Appalachian Power, Series X, 3.30%,
6/1/27  437 426
Constellation Energy Generation, 5.60%,
3/1/28  145 149
DTE Energy, 4.95%, 7/1/27  150 151
DTE Energy, 5.20%, 4/1/30  200 203
Enel Finance International, 1.625%,
7/12/26 (1) 265 255
Enel Finance International, 7.05%,
10/14/25 (1) 200 202
Exelon, 5.15%, 3/15/29  100 102
FirstEnergy, Series B, 3.90%, 7/15/27  205 201
FirstEnergy Transmission, 4.55%, 1/15/30  80 80
National Rural Utilities Cooperative
Finance, 4.12%, 9/16/27  118 117
National Rural Utilities Cooperative
Finance, 4.80%, 3/15/28  210 212
National Rural Utilities Cooperative
Finance, 5.10%, 5/6/27  157 159
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 297
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 230
NextEra Energy Capital Holdings, 5.749%,
9/1/25  130 130
NRG Energy, 2.00%, 12/2/25 (1) 140 137
Pacific Gas & Electric, 3.50%, 6/15/25  220 219
Public Service Enterprise Group, 4.90%,
3/15/30  345 347
Southern, 5.113%, 8/1/27  180 182
Terraform Global Operating, 6.125%,
3/1/26 (1) 217 216
Vistra Operations, 5.05%, 12/30/26 (1) 127 127
Vistra Operations, 5.125%, 5/13/25 (1) 110 110
4,975
Natural Gas  0.3%
NiSource, 5.25%, 3/30/28  60 61
Sempra, 3.30%, 4/1/25  175 175
Sempra, 5.40%, 8/1/26  125 126
Par/
Shares $ Value
(Amounts in 000s)
Southern California Gas, 2.95%, 4/15/27  185 179
541
Total Utility 5,516
Total Corporate Bonds
(Cost $83,879) 84,146
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.1%
Government Sponsored  0.2%
EQUATE Petrochemical, 5.00%, 5/18/25  450 450
450
Owned No Guarantee  1.9%
Bank Mandiri Persero, 5.50%, 4/4/26  500 503
Korea Electric Power, 5.375%, 7/31/26 (1) 450 456
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 443
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 200
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 340 344
NBN, 1.45%, 5/5/26 (1) 405 393
QNB Finance, 2.625%, 5/12/25  450 449
Republic of Chile, 3.625%, 8/1/27  525 513
State Bank of India, 1.80%, 7/13/26  500 482
3,783
Total Foreign Government Obligations
& Municipalities
(Cost $4,225) 4,233
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 6.2%
Collateralized Mortgage
Obligations  3.0%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 17 16
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 89 76
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 26 22
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 82 70
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 89 74
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
8.10%, 9/25/29, Acquisition Date: 8/29/24,
Cost $240 (3)(4) 240 240
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 205 185

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 65 59
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 45 39
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 82 69
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 308 307
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 274 275
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 200 200
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 412 410
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 17 16
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 39 34
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 238 236
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 97 96
EFMT
Series 2024-NQM1, Class A1B, CMO,
STEP
5.81%, 11/25/69 (1) 447 448
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 11 11
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.285%, 3/25/50 (1) 118 114
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.645%, 12/25/46 (1) 35 35
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.859%, 5/25/47 (1) 9 9
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 29 26
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 9 9
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 14 14
Par/
Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 219
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 316
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
6.218%, 7/25/44 (1) 3 3
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 83 70
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 293 291
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 80 72
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 22 21
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 40 35
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.634%, 6/25/59 (1) 10 10
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 5.385%, 2/25/60 (1) 21 21
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 21 19
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 47 43
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 20 19
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 2 2
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 99 98
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 63 59
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 197 176
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.99%, 1/25/34 (1) 43 43
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 6.14%, 11/25/41 (1) 90 90

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 7.29%, 6/25/42 (1) 158 162
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.19%, 11/25/43 (1) 93 93
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.29%, 1/25/45 (1) 80 80
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 43 38
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 322 305
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 73 72
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 133 130
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
2.733%, 5/25/65 (1) 19 18
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 27 24
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 36 32
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 26 23
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 49 43
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 12 11
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 53 49
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 90 91
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 70 71
5,939
Commercial Mortgage-Backed
Securities  3.0%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.584%, 4/15/34 (1) 205 194
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  44 45
Par/
Shares $ Value
(Amounts in 000s)
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 170
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  95 99
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  110 113
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  174 174
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  15 15
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 145
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  61 61
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  104 106
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  114 115
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 5.584%, 9/15/38 (1) 200 198
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 5.309%, 1/17/39 (1) 190 188
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.962%, 12/15/39 (1) 150 150
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 5.96%, 5/15/41 (1) 191 191
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.16%, 5/15/41 (1) 191 191
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 6.112%, 1/15/42 (1) 100 100
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.711%, 1/15/42 (1) 245 244
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM
1M TSFR + 1.367%, 5.687%, 12/15/37 (1) 240 240
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.512%, 8/10/47 (1) 95 91
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 44 44
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 6.133%, 7/15/38 (1) 169 169

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 6.26%, 5/15/37 (1) 240 239
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 6.534%, 9/15/29 (1) 355 307
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 6.454%, 10/15/33 (1) 255 252
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 6.854%, 10/15/33 (1) 210 208
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 6.19%, 8/15/38 (1) 243 237
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 137
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.911%, 5/15/41 (1) 245 242
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 305
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 5.383%, 3/15/36 (1) 315 307
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 5.533%, 3/15/36 (1) 170 165
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.06%, 5/15/39 (1) 195 194
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.41%, 6/15/39 (1) 270 269
5,905
Residential Mortgage  0.2%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 271 269
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 84 79
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 27 27
375
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $12,640) 12,219
Par/
Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.6%
U.S. Government Agency
Obligations  5.5%
Federal Home Loan Mortgage
3.50%, 3/1/46  74 69
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  46 48
7.00%, 3/1/39  34 35
7.50%, 6/1/38  31 33
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.559%, 1/1/36  3 3
1Y CMT + 2.25%, 7.078%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 7.608%, 10/1/36  2 2
RFUCCT1Y + 1.741%, 7.04%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  2 2
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  1 1
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  6 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  4 4
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 5/1/52  274 230
3.00%, 11/1/34 - 6/1/52  333 299
3.50%, 2/1/52  231 210
4.00%, 12/1/49  28 27
4.50%, 5/1/50 - 9/1/52  912 873
5.50%, 8/1/53  241 243
6.00%, 9/1/53 - 12/1/54  500 511
6.50%, 9/1/54 - 1/1/55  106 110
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  154 156
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  2 2
RFUCCT1Y + 1.525%, 7.029%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 6.645%, 12/1/35  4 4
RFUCCT1Y + 1.589%, 6.999%, 7/1/36  3 3
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 6.988%, 4/1/38  6 7
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  1 1
RFUCCT1Y + 1.906%, 7.281%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  95 76
2.50%, 1/1/52 - 1/1/54  461 385
3.00%, 1/1/27  21 20

T. ROWE PRICE Limited-Term Bond Portfolio

Par/
Shares $ Value
(Amounts in 000s)
3.50%, 3/1/28 - 1/1/52  97 89
4.00%, 11/1/49 - 9/1/52  631 590
4.50%, 12/1/40 - 1/1/50  324 317
5.00%, 9/1/25 - 9/1/54  2,168 2,133
5.50%, 12/1/34 - 10/1/54  882 890
6.00%, 3/1/34 - 8/1/54  649 668
6.50%, 7/1/32 - 1/1/55  2,480 2,558
UMBS, TBA, 5.00%, 4/1/40 (7) 145 146
10,799
U.S. Government Obligations  1.1%
Government National Mortgage Assn.
2.00%, 3/20/52  18 14
3.00%, 9/20/47  575 515
3.50%, 7/20/52  693 636
4.00%, 10/20/50 - 10/20/52  341 320
5.00%, 12/20/34 - 11/20/47  193 195
5.50%, 3/20/48 - 3/20/49  30 31
Government National Mortgage Assn.,
TBA, 5.50%, 4/20/55 (7) 460 461
2,172
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $13,225) 12,971
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 20.3%
U.S. Treasury Obligations  20.3%
U.S. Treasury Notes, 4.125%, 10/31/26  6,685 6,702
U.S. Treasury Notes, 4.125%, 1/31/27  15,110 15,162
U.S. Treasury Notes, 4.125%, 2/28/27 (8) 4,305 4,321
U.S. Treasury Notes, 4.25%, 11/30/26  10,160 10,209
U.S. Treasury Notes, 4.25%, 12/31/26  3,300 3,317
U.S. Treasury Notes, 4.25%, 1/15/28  525 530
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $40,082) 40,241
SHORT-TERM INVESTMENTS
 3.4%
Commercial Paper  2.0%
4(2)  2.0% (9)
Arrow Electronics, 4.753%, 4/1/25  565 565
Brunswick, 5.065%, 4/10/25  495 494
CVS Health, 5.049%, 4/7/25  545 545
FMC, 5.171%, 4/30/25  670 667
Harley-Davidson Financial Services,
4.894%, 4/2/25  515 515
Ovintiv, 4.913%, 4/21/25  670 668
WPP, 4.77%, 4/14/25  560 559
4,013
Par/
Shares $ Value
(Amounts in 000s)
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund,
4.39% (10)(11) 2,791 2,791
2,791
Total Short-Term Investments
(Cost $6,804) 6,804
SECURITIES LENDING COLLATERAL
 0.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund,
4.39% (10)(11) 739 739
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 739
Total Securities Lending Collateral
(Cost $739) 739
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED
 0.0%
Exchange-Traded Options
Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes
Futures, Put, 5/23/25 @
$102.50 (12) 105 21,753 3
U.S. Treasury 2-Year Notes
Futures, Put, 5/23/25 @
$102.75 (12) 49 10,151 4
Total Options Purchased (Cost $12) 7
Total Investments in Securities 100.9%
(Cost $199,532) $ 199,499
Other Assets Less Liabilities (0.9)% (1,806)
Net Assets 100.0% $ 197,693

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $69,819 and represents 35.3% of net assets.
(2) All or a portion of this loan is unsettled as of March 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $581 and represents 0.3% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at March 31, 2025.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $607 and represents 0.3%
of net assets.
(8) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $4,013 and represents 2.0% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
(12) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 33 U.S. Treasury Notes five year contracts 6/25 (3,569) $ (20)
Short, 44 U.S. Treasury Notes ten year contracts 6/25 (4,894) (58)
Long, 295 U.S. Treasury Notes two year contracts 6/25 61,115 229
Short, 9 Ultra U.S. Treasury Bonds contracts 6/25 (1,100) 8
Short, 18 Ultra U.S. Treasury Notes ten year contracts 6/25 (2,054) (9)
Net payments (receipts) of variation margin to date (158)
Variation margin receivable (payable) on open futures contracts $ (8)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ — $ — $ 30++
Totals $ —# $ — $ 30+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 7,029  ¤  ¤ $ 3,530
Total $ 3,530^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $30 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,530.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-
traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. Rowe Price Limited-Term Bond Portfolio

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 141,591 $ — $ 141,591
Asset-Backed Securities — 37,798 341 38,139
Non-U.S. Government Mortgage-Backed Securities — 11,979 240 12,219
Short-Term Investments 2,791 4,013 — 6,804
Securities Lending Collateral 739 — — 739
Options Purchased 7 — — 7
Total Securities 3,537 195,381 581 199,499
Futures Contracts* 237 — — 237
Total $ 3,774 $ 195,381 $ 581 $ 199,736
Liabilities
Futures Contracts* $ 87 $ — $ — $ 87
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Limited-Term Bond Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E303-054Q1 03/25